CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net income		$ 10,737	$ 12,807	$ 13,614
Other comprehensive income (loss):
Change in foreign currency translation adjustment	[1]	(88)	383	179
Total other comprehensive (loss) income		(88)	383	179
Comprehensive income		$ 10,649	$ 13,190	$ 13,793

[1]	These amounts are presented gross of the effect of income taxes. The total change in foreign currency translation adjustment and the corresponding effect of income taxes are immaterial.